Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator U.S. Equity Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Innovator U.S. Equity Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $768.64 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
Innovator U.S. Equity Buffer ETF™ - October | SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.24 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)